Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Components of Deferred Tax Assets

The components of the Company’s deferred taxes are as follows:

	2019	2018
Deferred tax assets (liabilities):
Deferred tax asset, beginning	$704,000	$412,000
Increase in valuation reserve	37,000	292,000
Deferred tax asset, ending	741,000	704,000
Valuation Allowance	(741,000)	(704,000)
Net Deferred tax assets	$-	$-